Organization and Principal Activities	12 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

XChange TEC.INC (formerly known as “FLJ Group Limited”) (the “Company” or “XHG”) conducts its insurance agency and insurance technology businesses in the People’s Republic of China (the “PRC”) since its acquisition of Alpha Mind Technology Limited (“Alpha Mind”) on December 28, 2023. Alpha Mind conducts its insurance agency and insurance technology businesses through its indirectly wholly-owned subsidiary, Jiachuang Yingan (Beijing) Information & Technology Co., Ltd. (the “WFOE”) and the WFOE’s consolidated variable interest entities, namely Huaming Insurance Agency Co., Ltd. (“Huaming Insurance”) and Huaming Yunbao (Tianjin) Technology Co., Ltd. (“Huaming Yunbao”, together with Huaming Insurance, the “VIEs”). On May 21, 2024, the Company changed its name from “FLJ Group Limited” to “XChange TEC.INC”, and the Company began trading under the new ticker symbol “XHG” on the NASDAQ effective on June 3, 2024.

Before its acquisition of Alpha Mind, the Company, through Haoju (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”), operated a rental apartment operation platform in the PRC, providing rental and value-added services to young, emerging urban residents since 2012. The Company sources and converts apartments to standardized furnished rooms and leases to young people seeking affordable residence in cities in the PRC. The business was disposed in October 2023.

-	Reverse ADS split and share subdivision

Effective on September 18, 2023, the Board of Directors effected a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares with a par value of US$0.00001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.0000001. Immediately following the share subdivision, the authorized share capital of the Company of US$450,000 divided into 3,750,000,000,000 Class A Ordinary Shares, 250,000,000,000 Class B Ordinary Shares, and 500,000,000,000 Preferred Shares, each at a par value US$0.0000001. In the same time, The Group also increase its share capital from $450,000 into $1,000,000. The authorized share capital of the Company of US$1,000,000 divided into 8,500,000,000,000 Class A Ordinary Shares, 1,000,000,000,000 Class B Ordinary Shares, and 500,000,000,000 Preferred Shares, each at a par value US$0.0000001. The Company believes it is appropriate to reflect the share subdivision on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

Effective on November 2, 2023, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing one hundred and fifty (150) Class A ordinary shares to one (1) ADS representing fifteen thousand (15,000) Class A ordinary shares. The ADS reverse split corresponds with the share subdivision effected on September 18, 2023. For the ADS holders, the change in the ADS ratio will have the same effect a one-for-one-hundred reverse ADS split for the period from November 2, 2023 through December 6, 2023. There will be no change to the Group’s Class A ordinary shares. The exchange of every one hundred (100) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.

Further effective on December 7, 2023, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing fifteen thousand (15,000) Class A ordinary shares to one (1) ADS representing six hundred thousand (600,000) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect a one-for-forty reverse ADS split since December 7, 2023. There will be no change to the Group’s Class A ordinary shares. The exchange of every forty (40) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.

Effective on May 20, 2024, the Company increased its authorized share capital from (i) US$1,000,000 divided into 10,000,000,000,000 shares of a nominal or par value of US$ 0.0000001 each, of which 8,500,000,000,000 shall be designated as Class A ordinary shares of a nominal or par value of US$0.0000001 each, 1,000,000,000,000 shall be designated as Class B ordinary shares of a nominal or par value of US$0.0000001 each, and 500,000,000,000 shall be designated as preferred shares of a nominal or par value of US$0.0000001 each, to (ii) US$48,000,000 divided into 480,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 419,500,000,000,000 shall be designated as Class A ordinary shares of a nominal or par value of US$0.0000001 each, 60,000,000,000,000 shall be designated as Class B ordinary shares of a nominal or par value of US$0.0000001 each, and 500,000,000,000 shall be designated as preferred shares of a nominal or par value of US$0.0000001 each, by the creation of an additional 411,000,000,000,000 unissued Class A ordinary shares of a par value of US$0.0000001 each to rank pari passu in all respects with the existing Class A ordinary shares and 59,000,000,000,000 unissued Class B ordinary shares of a par value of US$0.0000001 each to rank pari passu in all respects with the existing Class B ordinary shares.

Further effective on November 4, 2024, the Group changed the ratio of the American depositary shares (“ADSs”) representing its Class A ordinary shares from one (1) ADS representing six hundred thousand (600,000) Class A ordinary share to one (1) ADS representing twelve million (12,000,000) Class A ordinary shares. For the ADS holders, the change in the ADS ratio will have the same effect as a one-for-twenty reverse ADS split since November 8, 2024. There will be no change to the Group’s Class A ordinary shares. The exchange of every twenty (20) then-held (old) ADSs for one (1) new ADS will occur automatically with the then-held ADSs being cancelled and new ADSs being issued by the depositary bank, in each case as of the effective date for the ADS ratio change. No fractional new ADSs will be issued in connection with the change in the ADS ratio.

Effective on January 24, 2025, the Company effected a share consolidation whereby every one hundred thousand (100,000) issued and unissued shares of the Company of a nominal or par value of US$0.0000001 each be consolidated into one (1) share of a nominal or par value of US$0.01 each (each a “Consolidated Share”), such Consolidated Shares shall rank pari passu in all respects with each other (the “Share Consolidation”) so that following the Share Consolidation, the authorised share capital of the Company be increased from (a) US$48,000,000 divided into 4,800,000,000 shares of a nominal or par value of US$0.01 each of which 4,195,000,000 shall be designated as Class A Ordinary Shares of a nominal or par value of US$0.01 each, 600,000,000 shall be designated as Class B Ordinary Shares of a nominal or par value of US$0.01 each, and 5,000,000 shall be designated as Preferred Shares of a nominal or par value of US$0.01 each, to (b) US$50,000,000,000,000 divided into 5,000,000,000,000,000 shares of a nominal or par value of US$0.01 each, of which 4,374,500,000,000,000 are Class A Ordinary Shares of a nominal or par value of US$0.01 each, 625,000,000,000,000 are Class B Ordinary Shares of a nominal or par value of US$0.01 each and 500,000,000,000 are Preferred Shares of a nominal or par value of US$0.01 each, by the creation of an additional 4,374,495,805,000,000 unissued Class A Ordinary Shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing Class A Ordinary Shares, 624,999,400,000,000 unissued Class B Ordinary Shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing Class B Ordinary Shares, and 499,995,000,000 unissued Preferred Shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing Preferred Shares. The Company has retroactively restated all shares and per share data for all periods presented.

Effective on February 6, 2025, the Company changed the ratio of the ADS representing its Class A ordinary shares from one (1) ADS representing twelve million (12,000,000) Class A ordinary share to one (1) ADS representing one hundred and twenty (120) Class A ordinary shares.

Effective on May 6, 2025, the Company changed the ratio of the ADS representing its Class A ordinary shares from one (1) ADS representing one hundred and twenty (120) Class A ordinary share to one (1) ADS representing two thousand four hundred (2,400) Class A ordinary shares.

Effective on May 9, 2025, the par value of each issued Consolidated Share of par value of US$0.01 each in the share capital of the Company be reduced to US$0.0000001 par value each (the “Capital Reduction”) by cancelling the paid-up capital to the extent of US$0.0099999 on each of the then issued Consolidated Shares; each of the authorised but unissued Consolidated Shares of a par value of US$0.01 each be sub-divided into 100,000 unissued shares of the Company of a nominal or par value of US$0.0000001 each (the “Share Subdivision”) such that the authorized share capital of the Company shall be US$50,000,000,000,000 divided into 500,000,000,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 437,450,000,000,000,000,000 are Class A Ordinary Shares of a nominal or par value of US$0.0000001 each, 62,500,000,000,000,000,000 are Class B Ordinary Shares of a nominal or par value of US$0.0000001 each and 50,000,000,000,000,000 are Preferred Shares of a nominal or par value of US$0.0000001 each; upon the effectiveness of the Capital Reduction and the Share Subdivision, the Company cancelled US$49,999,500,000,000 of its authorised and unissued share capital, by the cancellation of 437,445,625,500,000,000,000 Class A Ordinary Shares of a nominal or par value of US$0.0000001 each, 62,499,375,000,000,000,000 Class B Ordinary Shares of a nominal or par value of US$0.0000001 each and 49,999,500,000,000,000 Preferred Shares of a nominal or par value of US$0.0000001 each, each not having been taken or agreed to be taken by any person, such that following such cancellation, the authorized share capital of the Company was diminished from (i) US$50,000,000,000,000 divided into 500,000,000,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 437,450,000,000,000,000,000 are Class A Ordinary Shares of a nominal or par value of US$0.0000001 each, 62,500,000,000,000,000,000 are Class B Ordinary Shares of a nominal or par value of US$0.0000001 each and 50,000,000,000,000,000 are Preferred Shares of a nominal or par value of US$0.0000001 each to (ii) US$500,000,000 divided into 5,000,000,000,000,000 shares of a nominal or par value of US$0.0000001 each, of which 4,374,500,000,000,000 are Class A Ordinary Shares of a nominal or par value of US$0.0000001 each, 625,000,000,000,000 are Class B Ordinary Shares of a nominal or par value of US$0.0000001 each and 500,000,000,000 are Preferred Shares of a nominal or par value of US$0.0000001 each. The Company has retroactively restated all shares and per share data for all periods presented.

-	Disposals of subsidiaries

On October 26, 2021 and December 17, 2021, the Group transferred of all of its equity interest in Q&K Investment Consulting Co., Ltd. (“Q&K Investment Consulting”) and Qingke (China) Limited (“Q&K HK”), respectively, to Wangxiancai Limited, which is a related party of the Group, and is beneficially owned by the legal representative and executive director of one of the Group’s subsidiaries (the “First Equity Transfer”). The Equity Transfer was made at nominal consideration. As of September 30, 2022, the Group did not account for the transfer of equity interest in Q&K HK, Q&K Investment Consulting and Q&K E-commerce as a discontinued operation, as FLJ is the primary beneficiary of Q&K HK, Q&K Investment Consulting and Q&K E-commerce as FLJ has the power to direct the activities of these companies that most significantly impact their economic performance and FLJ has the obligation to absorb losses of these companies that could potentially be significant to these companies since their inception. The Group accounted for Q&K HK, Q&K Investment Consulting and Q&K E-commerce as variable interest entities.

On October 31, 2023, the Group transferred of all of its equity interest in Haoju (Shanghai) Artificial Intelligence Technology Co., Ltd. (“Q&K AI”), to Wangxiancai Limited, at nominal consideration (the “Second Equity Transfer”). On September 12, 2024, the Group transferred of all of its equity interest in QK365.com INC. (BVI) (“QK365”), FENGLINJU PROPERTY (CHINA) LIMITED and Shanghai Meileju Intelligent Technology Co., Ltd to Wangxiancai Limited, at nominal consideration (the “Third Equity Transfer”).

Upon deconsolidation of Q&K AI and QK365, the Group would no longer provide rental and value-added services in China. The management believed the closing of the Second Equity Transfer and Third Equity Transfer represented a strategic shift that had a major effect on the Company’s operations and financial results. The disposals of Q&K Investment Consulting, Q&K HK, Q&K AI and QK365 are accounted as discontinued operations in accordance with ASC 205-20.

-	Acquisition of new business

On December 28, 2023, the Group closed equity acquisition of Alpha Mind Technology Limited (“Alpha Mind”), which conducts insurance agency and insurance technology businesses in the PRC. The Group acquired all the issued and outstanding shares in Alpha Mind for an aggregate all-cash purchase price of US$180,000,000, paid in the form of the Notes delivered to each of the Sellers of Alpha Mind in an aggregate amount equal to the purchase price. The Notes have a maturity of 90 days from the closing date, bear an interest rate of three percent (3%) per annum and are secured by all of the issued and outstanding equity of Alpha Mind and all of the assets of Alpha Mind and its subsidiaries. For the year ended September 30, 2024, the Company repaid the notes payable of RMB 6,060 to MMTEC, Inc.

On June 6, 2024, the Company and Burgeon Capital Inc (“Burgeon Capital”) entered into a share subscription agreement and a payoff letter, pursuant to which, the Company agreed to issue to Burgeon Capital and Burgeon Capital agreed to subscribe from the Company, 58,590,000,000,000 Class A ordinary shares, par value US$0.0000001 per share, of the Company (the “Converted Shares”), as the repayment by the Company to Burgeon Capital of all outstanding principal amount and accrued interest under the Note with a total amount of US$27,342. On the same date, the Company consummated the issuance of the Class A ordinary shares.

On April 23, 2025, the Company, MMTEC, Inc. (the “Seller”), a holder of certain Secured Promissory Note dated December 28, 2023 issued by the Company in the original principal amount of US$153,000,000 (the “Note”), and Infinity Asset Solutions Ltd., (the “Buyer” or “Infinity Asset”), entered into a Note Purchase Agreement (the “Agreement”), pursuant to which the Seller agrees to sell, transfer and assign to the Buyer, and the Buyer agrees to purchase from the Seller, a portion of the Note representing US$51,988,242 of which the unpaid principal was US$50,000,000 and the unpaid interest was US$1,988,242 as of the Agreement.

On June 30, 2025, the Company and the sellers of Alpha Mind agreed to extend the maturity date of the remaining Note and accrued but unpaid interest to date to December 31, 2025. If the Notes have an outstanding balance on the Maturity Date, the Maturity Date will be automatically extended to the end of following year.

On March 24, 2025, the Company completed the acquisition of 100% of the issued and outstanding shares of Topone, an insurance agency company in Hong Kong, at a total consideration of RMB 1,107 in cash, More details are disclosed in Note 5.

As of September 30, 2025, the Group’s significant subsidiaries was comprised of the following:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Alpha Mind Technology Limited (“Alpha Mind BVI”)	April 17, 2023	BVI	100%	Holding
Alpha Mind Technology Limited (“Alpha Mind HK”)	October 19, 2021	Hong Kong	100%	Holding
Jiachuang Yingan (Beijing) Information & Technology Co., Ltd. (“Alpha Mind WFOE”)	August 2, 2019	PRC	100%	WFOE
Huaming Insurance			100%	Insurance agency and
	March 7, 2014	PRC	VIE of Alpha Mind WFOE	insurance technology businesses
Huaming Yunbao			100%	Insurance agency and
	May 8, 2015	PRC	VIE of Alpha Mind WFOE	insurance technology businesses
XH TEC, INC	December 13, 2024	BVI	100%	Holding
Topone Consultants Limited (“Topone”)	February 21, 1995	Hong Kong	100%	Holding